Schedule of Equity Method Investments (Details) - USD ($)		Jun. 30, 2021	Dec. 31, 2020
Equity Method Investments and Joint Ventures [Abstract]
Investment in ZVV Media Partners, LLC	[1]	$ 12,000,000

[1]	On January 19, 2021, the Company, ZVV Media Partners, LLC (“ZVV”) and ZASH entered into a Contribution Agreement (the “Agreement”). The Company and ZASH established the newly formed entity, ZVV, in order to engage in the development and production of consumer facing content and related activities.